Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Contractual Commitments	The Company’s contractual commitments under this lease as of December 31, 2012 were as follows:

(in thousands)
2013	$1,852
2014	1,906
2015	1,965
2016	2,023
2017	1,907

Total commitments	$9,653